PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Retirement
Moderate Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.0%
171,536  Schwab U.S. TIPS
ETF
$ 4,564,573
2.0
Total Exchange-Traded
Funds
(Cost $4,594,906)
4,564,573
2.0
MUTUAL FUNDS : 97.8%
Affiliated Investment Companies : 97.8%
1,325,303  Voya High Yield Bond
Fund - Class R6
9,144,592
3.9
982,471  Voya International
Index Portfolio - Class I
14,068,978
6.1
343,885  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
4,614,932
2.0
620,884  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
6,922,855
3.0
2,921,099  Voya Short Duration
Bond Fund - Class R6
27,283,069
11.8
9,558,895  Voya U.S. Bond Index
Portfolio - Class I
86,794,766
37.7
3,808,317  Voya U.S. Stock Index
Portfolio - Class I
76,661,414
33.3
Total Mutual Funds
(Cost $222,829,095)
225,490,606
97.8
Total Long-Term
Investments
(Cost $227,424,001)
230,055,179
99.8
Total Investments in
Securities
(Cost $227,424,001) $ 230,055,179 99.8
Assets in Excess of
Other Liabilities 348,214 0.2
Net Assets $ 230,403,393 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Retirement
Moderate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,564,573 $ — $ — $ 4,564,573
Mutual Funds 225,490,606 — — 225,490,606
Total Investments, at fair value $ 230,055,179 $ — $ — $ 230,055,179
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 5,190,791 $ 4,356,285 $ (296,696) $ (105,788) $ 9,144,592 $ 79,385 $ 3,955 $ —
Voya International Index Portfolio
- Class I
8,050,841 6,309,087 (463,555) 172,605 14,068,978 — 125,767 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,850,374 2,093,997 (407,742) 78,303 4,614,932 — 41,406 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
3,837,163 3,150,049 (158,538) 94,181 6,922,855 — 1,189 —
Voya Short Duration Bond Fund -
Class R6
15,446,892 13,187,925 (1,229,441) (122,307) 27,283,069 190,458 11,629 —
Voya U.S. Bond Index Portfolio -
Class I
49,327,609 41,300,112 (3,473,343) (359,612) 86,794,766 524,500 71,467 —
Voya U.S. Stock Index Portfolio -
Class I
44,582,022 36,846,051 (3,077,448) (1,689,211) 76,661,414 — (948) —
$ 129,285,692 $ 107,243,506 $ (9,106,763) $ (1,931,829) $ 225,490,606 $ 794,343 $ 254,465 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,675,059
Gross Unrealized Depreciation (43,881)
Net Unrealized Appreciation $ 2,631,178